Income Tax Expense - Summary of Reconciliation of Deferred Tax Assets and Liabilities Included in Consolidated Statements of Financial Position (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	€ 2,023	€ 1,974
Net deferred tax assets	531	513
Deferred tax liabilities	(1,024)	(430)
Deferred tax liabilities compensated [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax liabilities compensated	€ (1,492)	€ (1,461)